Cash Flow Statement (Details) - USD ($) $ in Millions	12 Months Ended			18 Months Ended
	Oct. 31, 2019		Apr. 30, 2017 [1]	Oct. 31, 2018
Cash flows from operating activities [Abstract]
(Loss) / Profit from continuing operations	$ (18.1)		$ 124.1	$ 707.2
Profit from discontinued operation	1,487.2	[2]	33.7	76.9
Profit for the period	1,469.1		157.8	784.1
Adjustments for [Abstract]
Gain on disposal of discontinued operation	(1,767.9)		0.0	0.0
Net finance costs	255.8		95.8	342.7
Taxation - continuing operations	(16.0)		38.5	(673.1)
Taxation - discontinued operation	318.1		0.0	34.2
Share of results of associates	0.3		1.3	1.8
Operating profit	259.4		293.4	489.7
- continuing operations	221.7		293.4	376.8
- discontinued operation	37.7		0.0	112.9
Research and development tax credits	(1.2)		(3.0)	(2.0)
Depreciation	66.5		11.8	95.2
Loss on disposal of property, plant and equipment	3.6		0.5	4.7
Gain on disposal of Atalla	(3.7)		0.0	0.0
Amortization of intangible assets	716.5		236.4	943.3
Amortization of contract-related costs	10.2		0.0	0.0
Share based compensation charge	71.3		34.5	72.2
Foreign exchange movements	11.1		(4.9)	(34.6)
Provisions movements	43.8		47.3	142.8
Changes in working capital [Abstract]
Inventories	0.0		0.0	0.1
Trade and other receivables	183.0		10.3	(408.8)
Increase in contract-related costs	(36.7)		0.0	0.0
Payables and other liabilities	(114.8)		(33.3)	131.3
Provision utilization	(58.6)		(43.5)	(145.0)
Contract liabilities - deferred income	(98.5)		15.5	131.4
Pension funding in excess of charge to operating profit	4.4		(0.2)	4.0
Cash generated from operations	$ 1,056.3		$ 564.8	$ 1,424.3

[1]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 37)
[2]	The comparatives for the 18 months ended 31 October 2018 have been revised to reclassify certain costs from administrative expenses to cost of sales, selling and distribution expenses and research and development expenses as described in the Basis of Preparation of the Significant Accounting Policies section.